Business Combinations - Additional Information (Detail) $ in Thousands, $ in Thousands				1 Months Ended			3 Months Ended										6 Months Ended		12 Months Ended
	Feb. 28, 2019 USD ($)	Feb. 15, 2019 USD ($)	Feb. 15, 2019 CAD ($)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 CAD ($)	Oct. 31, 2018 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Increase in inventory																	$ 38,729	$ 428	$ 9,226	$ 3,295	$ (693)
Increase in accounts payable																	692	8,019	5,218	4,728	122
Decrease in accrued expenses and other current liabilities																	9,453	1,652	9,418	963	565
Goodwill							$ 154,954										154,954
Revenue							45,904		$ 15,531	$ 10,047	$ 9,744	$ 7,808	$ 5,113	$ 5,406	$ 4,992	$ 5,027	68,942	17,552	43,130	20,538	12,644
Net earnings (loss)							(35,053)	$ (30,301)	$ (31,010)	$ (18,699)	$ (12,833)	$ (5,181)	$ (2,928)	$ (1,767)	$ (2,435)	$ (679)	(65,354)	$ (18,014)	$ (67,723)	$ (7,809)	$ (7,883)
Alef [Member]
Business Acquisition [Line Items]
Preliminary purchase consideration						$ 2,893
Consideration held in escrow						736
Cash paid on closing						38
Alef [Member] | Alef License [Member]
Business Acquisition [Line Items]
Recognized intangible asset						2,984
Alef [Member] | Class 2 Common Stock [Member]
Business Acquisition [Line Items]
Consideration transferred in stock						$ 2,855
Manitoba Harvest
Business Acquisition [Line Items]
Preliminary purchase consideration	$ 310,272
Cash paid on closing	114,591
Contingent consideration increased (decreased)							547
Increase in inventory							20
Increase (decrease) in property and equipment							47
Increase in accounts payable							321
Decrease in accrued expenses and other current liabilities							(147)
Decrease in accrued obligations under capital lease							(321)
Decrease in goodwill							(312)
Increase (decrease) in deferred tax liability							160
Business Combination, Acquisition Related Expenses				$ 1,328
Goodwill	127,681			127,681
Gross Contractual Amount	6,340			6,340
Business Combination, Acquired Receivables, Estimated Uncollectible	$ 133			133
Revenue							19,895										25,516
Net earnings (loss)							(2,692)										(4,868)
Manitoba Harvest | Developed Technology [Member]
Business Acquisition [Line Items]
Finite lived intangible assets, period increase (decrease)							76
Manitoba Harvest | Customer Relationships [Member]
Business Acquisition [Line Items]
Finite lived intangible assets, period increase (decrease)							456
Manitoba Harvest | Maximum [Member]
Business Acquisition [Line Items]
Preliminary purchase consideration				$ 37,129	$ 49,000
Natura Naturals Holdings Inc [Member]
Business Acquisition [Line Items]
Preliminary purchase consideration		$ 54,232
Cash paid on closing		15,252
Contingent consideration increased (decreased)																	(580)
Increase (decrease) in property and equipment							(211)
Decrease in goodwill							(3,541)
Increase (decrease) in deferred tax liability							(4,319)
Business Combination, Acquisition Related Expenses		824
Goodwill		$ 24,830
Revenue							5,835										8,131
Net earnings (loss)							1,305										$ (515)
Acquired percentage of issued and outstanding shares		97.00%	97.00%
Natura Naturals Holdings Inc [Member] | Promissory Notes
Business Acquisition [Line Items]
Preliminary purchase consideration		$ 26,205	$ 34,500
Natura Naturals Holdings Inc [Member] | Cultivation License [Member]
Business Acquisition [Line Items]
Recognized intangible asset		10,494
Finite lived intangible assets, period increase (decrease)							(378)
Natura Naturals Holdings Inc [Member] | Supply contract [Member]
Business Acquisition [Line Items]
Recognized intangible asset		$ 2,340
Finite lived intangible assets, period increase (decrease)							$ (189)